UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-22530

 NAME OF REGISTRANT:                     Salient MLP & Energy Infrastructure
                                         Fund



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 4265 San Felipe, Suite 800
                                         Houston, TX 77027

 NAME AND ADDRESS OF AGENT FOR SERVICE:  A. Haag Sherman
                                         Salient MLP & Energy Infrastructure
                                         Fund
                                         4265 San Felipe, Suite 800
                                         Houston, TX 77027

 REGISTRANT'S TELEPHONE NUMBER:          (713) 993-4675

 DATE OF FISCAL YEAR END:                11/30

 DATE OF REPORTING PERIOD:               07/01/2011 - 06/30/2012


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

Salient MLP & Energy Infrastructure Fund
--------------------------------------------------------------------------------------------------------------------------
 BREITBURN ENERGY PARTNERS L.P.                                                              Agenda Number:  933632160
--------------------------------------------------------------------------------------------------------------------------
        Security:  106776107
    Meeting Type:  Annual
    Meeting Date:  21-Jun-2012
          Ticker:  BBEP
            ISIN:  US1067761072
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       JOHN R. BUTLER, JR.                                       Mgmt          For                            For
       GREGORY J. MORONEY                                        Mgmt          For                            For

2.     RATIFICATION OF THE APPOINTMENT OF                        Mgmt          For                            For
       PRICEWATERHOUSECOOPERS LLP AS THE
       INDEPENDENT REGISTERED PUBLIC ACCOUNTING
       FIRM FOR THE YEAR ENDING DECEMBER 31, 2012.




--------------------------------------------------------------------------------------------------------------------------
 BUCKEYE PARTNERS, L.P.                                                                      Agenda Number:  933615241
--------------------------------------------------------------------------------------------------------------------------
        Security:  118230101
    Meeting Type:  Annual
    Meeting Date:  05-Jun-2012
          Ticker:  BPL
            ISIN:  US1182301010
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       PIETER BAKKER                                             Mgmt          For                            For
       C. SCOTT HOBBS                                            Mgmt          For                            For
       MARK C. MCKINLEY                                          Mgmt          For                            For

2.     THE RATIFICATION OF THE SELECTION OF                      Mgmt          For                            For
       DELOITTE & TOUCHE LLP AS BUCKEYE PARTNERS,
       L.P.'S INDEPENDENT REGISTERED PUBLIC
       ACCOUNTANTS FOR 2012.




--------------------------------------------------------------------------------------------------------------------------
 CENTERPOINT ENERGY, INC.                                                                    Agenda Number:  933559594
--------------------------------------------------------------------------------------------------------------------------
        Security:  15189T107
    Meeting Type:  Annual
    Meeting Date:  26-Apr-2012
          Ticker:  CNP
            ISIN:  US15189T1079
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A.    ELECTION OF DIRECTOR: DONALD R. CAMPBELL                  Mgmt          For                            For

1B.    ELECTION OF DIRECTOR: MILTON CARROLL                      Mgmt          For                            For

1C.    ELECTION OF DIRECTOR: O. HOLCOMBE CROSSWELL               Mgmt          For                            For

1D.    ELECTION OF DIRECTOR: MICHAEL P. JOHNSON                  Mgmt          For                            For

1E.    ELECTION OF DIRECTOR: JANIECE M. LONGORIA                 Mgmt          For                            For

1F.    ELECTION OF DIRECTOR: DAVID M. MCCLANAHAN                 Mgmt          For                            For

1G.    ELECTION OF DIRECTOR: SUSAN O. RHENEY                     Mgmt          For                            For

1H.    ELECTION OF DIRECTOR: R.A. WALKER                         Mgmt          For                            For

1I.    ELECTION OF DIRECTOR: PETER S. WAREING                    Mgmt          For                            For

1J.    ELECTION OF DIRECTOR: SHERMAN M. WOLFF                    Mgmt          For                            For

2.     RATIFY THE APPOINTMENT OF DELOITTE & TOUCHE               Mgmt          For                            For
       LLP AS INDEPENDENT AUDITORS FOR 2012.

3.     APPROVE THE ADVISORY RESOLUTION ON                        Mgmt          For                            For
       EXECUTIVE COMPENSATION.




--------------------------------------------------------------------------------------------------------------------------
 EAGLE ROCK ENERGY PARTNERS                                                                  Agenda Number:  933589573
--------------------------------------------------------------------------------------------------------------------------
        Security:  26985R104
    Meeting Type:  Annual
    Meeting Date:  08-Jun-2012
          Ticker:  EROC
            ISIN:  US26985R1041
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       WILLIAM A. SMITH                                          Mgmt          For                            For
       H.C. WILLIAMSON, III                                      Mgmt          For                            For

2.     ADVISORY VOTE TO APPROVE NAMED EXECUTIVE                  Mgmt          For                            For
       OFFICER COMPENSATION.

3.     RATIFICATION OF THE APPOINTMENT OF KPMG LLP               Mgmt          For                            For
       AS THE INDEPENDENT REGISTERED PUBLIC
       ACCOUNTING FIRM OF THE PARTNERSHIP TO
       EXAMINE, AUDIT AND REPORT TO UNITHOLDERS ON
       THE CONSOLIDATED FINANCIAL STATEMENTS OF
       THE PARTNERSHIP AND ITS SUBSIDIARIES FOR
       THE FISCAL YEAR ENDING DECEMBER 31, 2012.




--------------------------------------------------------------------------------------------------------------------------
 KINDER MORGAN INC                                                                           Agenda Number:  933576259
--------------------------------------------------------------------------------------------------------------------------
        Security:  49456B101
    Meeting Type:  Annual
    Meeting Date:  09-May-2012
          Ticker:  KMI
            ISIN:  US49456B1017
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      DIRECTOR
       RICHARD D. KINDER                                         Mgmt          For                            For
       C. PARK SHAPER                                            Mgmt          For                            For
       STEVEN J. KEAN                                            Mgmt          For                            For
       HENRY CORNELL                                             Mgmt          Withheld                       Against
       DEBORAH A. MACDONALD                                      Mgmt          For                            For
       MICHAEL MILLER                                            Mgmt          For                            For
       MICHAEL C. MORGAN                                         Mgmt          For                            For
       KENNETH A. PONTARELLI                                     Mgmt          Withheld                       Against
       FAYEZ SAROFIM                                             Mgmt          For                            For
       JOEL V. STAFF                                             Mgmt          For                            For
       JOHN STOKES                                               Mgmt          For                            For
       R. BARAN TEKKORA                                          Mgmt          For                            For
       GLENN A. YOUNGKIN                                         Mgmt          For                            For

2      THE RATIFICATION OF THE SELECTION OF                      Mgmt          For                            For
       PRICEWATERHOUSECOOPERS LLP AS OUR
       INDEPENDENT REGISTERED PUBLIC ACCOUNTING
       FIRM FOR 2012.

3      THE APPROVAL, ON AN ADVISORY BASIS, OF THE                Mgmt          For                            For
       COMPENSATION OF OUR NAMED EXECUTIVE
       OFFICERS.

4      THE FREQUENCY WITH WHICH WE WILL HOLD AN                  Mgmt          1 Year                         Against
       ADVISORY VOTE ON THE COMPENSATION OF OUR
       NAMED EXECUTIVE OFFICERS.




--------------------------------------------------------------------------------------------------------------------------
 MARKWEST ENERGY PARTNERS LP                                                                 Agenda Number:  933620280
--------------------------------------------------------------------------------------------------------------------------
        Security:  570759100
    Meeting Type:  Annual
    Meeting Date:  01-Jun-2012
          Ticker:  MWE
            ISIN:  US5707591005
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       FRANK M. SEMPLE                                           Mgmt          For                            For
       DONALD D. WOLF                                            Mgmt          For                            For
       KEITH E. BAILEY                                           Mgmt          For                            For
       MICHAEL L. BEATTY                                         Mgmt          For                            For
       CHARLES K. DEMPSTER                                       Mgmt          For                            For
       DONALD C. HEPPERMANN                                      Mgmt          For                            For
       RANDALL J. LARSON                                         Mgmt          For                            For
       ANNE E. FOX MOUNSEY                                       Mgmt          For                            For
       WILLIAM P. NICOLETTI                                      Mgmt          For                            For

2.     TO APPROVE AN AMENDMENT TO THE                            Mgmt          For                            For
       PARTNERSHIP'S 2008 LONG-TERM INCENTIVE PLAN
       TO INCREASE THE NUMBER OF COMMON UNITS
       AVAILABLE FOR ISSUANCE UNDER THE PLAN FROM
       2.5 MILLION TO 3.7 MILLION.

3.     RATIFICATION OF DELOITTE & TOUCHE LLP AS                  Mgmt          For                            For
       THE PARTNERSHIP'S INDEPENDENT REGISTERED
       PUBLIC ACCOUNTANTS FOR THE FISCAL YEAR
       ENDING DECEMBER 31, 2012.




--------------------------------------------------------------------------------------------------------------------------
 NAVIOS MARITIME PARTNERS L.P.                                                               Agenda Number:  933520315
--------------------------------------------------------------------------------------------------------------------------
        Security:  Y62267102
    Meeting Type:  Annual
    Meeting Date:  22-Nov-2011
          Ticker:  NMM
            ISIN:  MHY622671029
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       SERAFEIM KRIEMPARDIS                                      Mgmt          For                            For

02     PROPOSAL TO RATIFY THE APPOINTMENT OF                     Mgmt          For                            For
       PRICEWATERHOUSECOOPERS AS THE COMPANY'S
       INDEPENDENT PUBLIC ACCOUNTANTS FOR THE
       FISCAL YEAR ENDING DECEMBER 31, 2011.




--------------------------------------------------------------------------------------------------------------------------
 TARGA RESOURCES CORP.                                                                       Agenda Number:  933596542
--------------------------------------------------------------------------------------------------------------------------
        Security:  87612G101
    Meeting Type:  Annual
    Meeting Date:  25-May-2012
          Ticker:  TRGP
            ISIN:  US87612G1013
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      DIRECTOR
       IN SEON HWANG                                             Mgmt          For                            For
       JOE BOB PERKINS                                           Mgmt          For                            For
       ERSHEL C. REDD, JR.                                       Mgmt          For                            For

2      TO RATIFY THE SELECTION OF                                Mgmt          For                            For
       PRICEWATERHOUSECOOPERS LLP AS THE COMPANY'S
       INDEPENDENT REGISTERED PUBLIC ACCOUNTANTS
       FOR 2012.



Salient MLP & Energy Infrastructure Fund - C-Corporation
--------------------------------------------------------------------------------------------------------------------------
 The fund held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.


* Management position unknown

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SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Salient MLP & Energy Infrastructure Fund
By (Signature)       /s/ Greg A. Reid
Name                 Greg A. Reid
Title                Principal Executive Officer
Date                 08/10/2012